Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	June 2012
Distribution Date	07/16/12
Transaction Month	26
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$179,647,583.08	0.5667116	$161,430,182.89	0.5092435	$18,217,400.19
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$366,497,583.08	0.3814306	$348,280,182.89	0.3624709	$18,217,400.19

Weighted Avg. Coupon (WAC)	5.22%		5.24%
Weighted Avg. Remaining Maturity (WARM)	36.83		36.00
Pool Receivables Balance	$445,623,211.63		$423,075,942.83
Remaining Number of Receivables	43,728		42,732

Adjusted Pool Balance	$437,747,423.05		$415,665,725.85

III. COLLECTIONS

Principal:
Principal Collections	$21,658,875.40
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$553,656.24
Total Principal Collections	$22,212,531.64

Interest:
Interest Collections	$1,953,005.16
Late Fees & Other Charges	$37,014.88
Interest on Repurchase Principal	$-
Total Interest Collections	$1,990,020.04

Collection Account Interest	$3,104.65
Reserve Account Interest	$774.10
Servicer Advances	$-

Total Collections	$24,206,430.43

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	June 2012
Distribution Date	07/16/12
Transaction Month	26
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections						$24,206,430.43
Reserve Account Release						$-
Reserve Account Draw						$-
Total Available for Distribution						$24,206,430.43
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$371,352.68		$371,352.68		$371,352.68
Collection Account Interest						$3,104.65
Late Fees & Other Charges						$37,014.88
Total due to Servicer						$411,472.21

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$224,559.48		$224,559.48
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$606,044.90		$606,044.90		$606,044.90

Available Funds Remaining:						$23,188,913.32

3. Principal Distribution Amount:						$18,217,400.19

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$18,217,400.19
Class A-4 Notes				$-
Class A Notes Total:		18,217,400.19		$18,217,400.19
Total Noteholders Principal				$18,217,400.19

4. Required Deposit to Reserve Account						0.00

5. Trustee Expenses						0.00

6. Remaining Available Collections Released to Certificateholder						4,971,513.13

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount						$7,875,788.58
Beginning Period Amount						$7,875,788.58
Current Period Amortization						$465,571.60
Ending Period Required Amount						$7,410,216.98
Ending Period Amount						$7,410,216.98
Next Distribution Date Required Amount						$6,964,574.64

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance						0.50%
Beginning Period Required Amount						$5,355,959.06
Beginning Period Amount						$5,355,959.06
Current Period Release to Collection Account						$-
Current Period Deposit						$-
Current Period Release to Depositor						$-
Ending Period Required Amount (0.5% of APB of cut-off date)						$5,355,959.06
Ending Period Amount						$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target		17.50%
Overcollateralization Floor		1.25%
				Beginning	Ending	Target
Overcollateralization Amount				$71,249,839.97	$ 67,385,542.96	$67,385,542.96
Overcollateralization as a % of Adjusted Pool				16.28%	16.21%	16.21%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	June 2012
Distribution Date	07/16/12
Transaction Month	26
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.44%	42,064	98.01%	$414,664,346.01
30 - 60 Days	1.25%	534	1.56%	$6,617,649.15
61 - 90 Days	0.25%	107	0.34%	$1,455,723.42
91 + Days	0.06%	27	0.08%	$338,224.25
		42,732		$423,075,942.83
Total
Delinquent Receivables 61 + days past due	0.31%	134	0.42%	$1,793,947.67
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.26%	114	0.33%	$1,458,251.63
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.27%	119	0.34%	$1,603,597.54
Three-Month Average Delinquency Ratio	0.28%		0.36%

Repossession in Current Period		32		$418,845.48
Repossession Inventory		39		$272,419.18

Charge-Offs
Gross Principal of Charge-Off for Current Period				$888,393.40
Recoveries				$(553,656.24)
Net Charge-offs for Current Period				$334,737.16

Beginning Pool Balance for Current Period				$445,623,211.63

Net Loss Ratio				0.90%
Net Loss Ratio for 1st Preceding Collection Period				-0.27%
Net Loss Ratio for 2nd Preceding Collection Period				0.28%
Three-Month Average Net Loss Ratio for Current Period				0.30%

Cumulative Net Losses for All Periods				$9,255,063.05
Cumulative Net Losses as a % of Initial Pool Balance				0.84%

Principal Balance of Extensions				$1,713,329.38
Number of Extensions				129

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